Cover	12 Months Ended
Apr. 29, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BARNES & NOBLE EDUCATION, INC.
Entity Central Index Key	0001634117